RESTRICTED ASSETS	12 Months Ended
Dec. 31, 2022
RESTRICTED ASSETS
RESTRICTED ASSETS

21.    RESTRICTED ASSETS

As of December 31, 2022 and 2021, the following Grupo Supervielle’s assets are restricted:

Item	12/31/2022	12/31/2021
Financial assets in guarantee
Special guarantee accounts in the Argentine Central Bank	10,294,615	12,691,876
Guarantee deposits for currency forward transactions	2,703,808	2,544,378
Guarantee deposits for credit cards transactions	998,480	1,298,832
Other guarantee deposits	471,762	100,123
	14,468,665	16,635,209